PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .6%
Australia : 13 .1%
50,936
ANZ Group Holdings Ltd.
$ 953,177
1 .2
15,230
Aristocrat Leisure Ltd.
611,980
0 .8
11,155
ASX Ltd.
512,536
0 .7
19,224  BHP Group Ltd. - Class
DI
472,238
0 .6
5,508
BlueScope Steel Ltd.
80,852
0 .1
3,249
Cochlear Ltd.
568,099
0 .7
7,750  Commonwealth Bank of
Australia
879,384
1 .1
31,284  Fortescue Metals Group
Ltd.
311,238
0 .4
153,472
GPT Group
475,201
0 .6
48,473  Insurance Australia
Group Ltd.
269,981
0 .4
67,576
Lottery Corp. Ltd.
222,059
0 .3
100,204
Medibank Pvt Ltd.
307,945
0 .4
48,269  National Australia Bank
Ltd.
1,181,242
1 .5
6,248  Northern Star Resources
Ltd.
84,965
0 .1
2,406
Pro Medicus Ltd.
436,203
0 .6
44,146  QBE Insurance Group
Ltd.
659,460
0 .9
494
Rio Tinto Ltd.
35,924
0.0
250,760
Scentre Group
593,726
0 .8
190,042
South32 Ltd. - Class DI
374,693
0 .5
199,414
Telstra Group Ltd.
614,648
0 .8
27,232  Treasury Wine Estates
Ltd.
148,124
0 .2
207,899
Vicinity Ltd.
330,187
0 .4
10,123,862
13 .1
China : 28 .1%
4,000
Airtac International Group
122,740
0 .2
122,100  Alibaba Group Holding
Ltd.
1,738,437
2 .2
70,000  Aluminum Corp. of China
Ltd. - Class H
40,654
0 .1
1,067,000  Bank of China Ltd. -
Class H
618,227
0 .8
40,000  Beijing Enterprises
Holdings Ltd.
167,599
0 .2
40,300
(1)
BOC Aviation Ltd.
325,448
0 .4
72,000  Bosideng International
Holdings Ltd.
40,214
0.0
13,500
BYD Co. Ltd. - Class H
670,923
0 .9
551,000  China CITIC Bank Corp.
Ltd. - Class H
485,034
0 .6
478,000  China Communications
Services Corp. Ltd. -
Class H
274,568
0 .4
1,045,960  China Construction Bank
Corp. - Class H
935,169
1 .2
145,000
(1)
China Feihe Ltd.
112,062
0 .1
119,000
China Gas Holdings Ltd.
108,347
0 .1
48,500  China Hongqiao Group
Ltd.
86,183
0 .1
18,000  China Mengniu Dairy Co.
Ltd.
40,220
0 .1
17,000  China Merchants Bank
Co. Ltd. - Class H
105,253
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
194,000  China Merchants Port
Holdings Co. Ltd.
$ 375,080
0 .5
108,500  China Minsheng Banking
Corp. Ltd. - Class H
55,704
0 .1
52,000  China Pacific Insurance
Group Co. Ltd. - Class H
161,554
0 .2
146,906  China Railway Signal &
Communication Corp.
Ltd. - Class A
102,224
0 .1
196,500
(1)
China Resources
Pharmaceutical Group
Ltd.
128,870
0 .2
200,200
(1)
China Tower Corp. Ltd. -
Class H
296,457
0 .4
43,300  China XD Electric Co.
Ltd. - Class A
37,393
0.0
16,900  China Yangtze Power Co.
Ltd. - Class A
70,870
0 .1
179,800  Chongqing Rural
Commercial Bank Co.
Ltd. - Class A
180,850
0 .2
267,000  CMOC Group Ltd. - Class
H
212,829
0 .3
8,300  Dong-E-E-Jiao Co. Ltd. -
Class A
63,011
0 .1
37,300  Dongfang Electric Corp.
Ltd. - Class A
82,463
0 .1
186,000
Far East Horizon Ltd.
143,750
0 .2
4,000
(1)
Giant Biogene Holding
Co. Ltd.
36,048
0.0
49,100  Goldwind Science &
Technology Co. Ltd. -
Class A
62,932
0 .1
171,000  Great Wall Motor Co. Ltd.
- Class H
263,883
0 .3
102,000  Guangdong Investment
Ltd.
82,738
0 .1
29,000  Hisense Home
Appliances Group Co.
Ltd. - Class H
95,433
0 .1
26,600
(1)
Huatai Securities Co. Ltd.
- Class H
44,606
0 .1
1,700  Imeik Technology
Development Co. Ltd. -
Class A
39,933
0.0
525,414  Industrial & Commercial
Bank of China Ltd. -
Class H
381,069
0 .5
32,304
JD.com, Inc. - Class A
522,780
0 .7
26,600  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
49,003
0 .1
62,800
Kingsoft Corp. Ltd.
266,288
0 .3
282,000
Kunlun Energy Co. Ltd.
281,708
0 .4
234,000
Lenovo Group Ltd.
267,139
0 .3
43,330
(1)(2)
Meituan - Class B
749,377
1 .0
17,600  MINISO Group Holding
Ltd.
75,030
0 .1
41,200  NARI Technology Co. Ltd.
- Class A
126,651
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
12,900
NetEase, Inc.
$ 311,900
0 .4
4,679
(2)
PDD Holdings, Inc., ADR
451,570
0 .6
756,000  People's Insurance Co.
Group of China Ltd. -
Class H
493,128
0 .6
174,000  PetroChina Co. Ltd. -
Class H
145,620
0 .2
258,000  PICC Property & Casualty
Co. Ltd. - Class H
490,230
0 .6
101,500  Ping An Insurance Group
Co. of China Ltd. - Class
H
592,819
0 .8
4,000
(1)
Pop Mart International
Group Ltd.
111,792
0 .1
6,084  Qifu Technology, Inc.,
ADR
250,052
0 .3
7,800  Seres Group Co. Ltd. -
Class A
146,561
0 .2
135,000  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
70,155
0 .1
139,230  Shanghai Baosight
Software Co. Ltd. - Class
B
192,595
0 .2
152,000  Shanghai
Pharmaceuticals Holding
Co. Ltd. - Class H
220,440
0 .3
22,400  Sichuan Chuantou
Energy Co. Ltd. - Class A
52,389
0 .1
3,500  Sieyuan Electric Co. Ltd.
- Class A
35,018
0.0
23,600  Sinopharm Group Co.
Ltd. - Class H
56,892
0 .1
56,300
Tencent Holdings Ltd.
3,549,301
4 .6
13,938  Tencent Music
Entertainment Group,
ADR
234,716
0 .3
12,100  Tianqi Lithium Corp. -
Class A
48,391
0 .1
85,200  Tongcheng Travel
Holdings Ltd.
239,409
0 .3
208,000  TravelSky Technology
Ltd. - Class H
295,020
0 .4
20,509  Trina Solar Co. Ltd. -
Class A
38,052
0.0
4,545  Vipshop Holdings Ltd.,
ADR
62,676
0 .1
26,000  Weichai Power Co. Ltd. -
Class H
50,624
0 .1
7,500  Wuliangye Yibin Co. Ltd.
- Class A
131,099
0 .2
145,000
(1)(2)
Xiaomi Corp. - Class B
933,367
1 .2
122,300  Yangzijiang Shipbuilding
Holdings Ltd.
200,366
0 .3
39,280  Yealink Network
Technology Corp. Ltd. -
Class A
183,609
0 .2
46,100  Yunnan Yuntianhua Co.
Ltd. - Class A
139,389
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
26,900  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
$ 65,549
0 .1
78,000  Zhejiang Expressway Co.
Ltd. - Class H
61,713
0 .1
129,400  Zhejiang Longsheng
Group Co. Ltd. - Class A
175,997
0 .2
40,400  Zhejiang NHU Co. Ltd. -
Class A
122,957
0 .2
35,600  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
150,753
0 .2
56,800
ZTE Corp. - Class H
158,465
0 .2
7,550  ZTO Express Cayman,
Inc.
133,492
0 .2
21,722,857
28 .1
Hong Kong : 3 .7%
27,174
AIA Group Ltd.
226,200
0 .3
40,000
CK Asset Holdings Ltd.
165,230
0 .2
13,300  Hong Kong Exchanges &
Clearing Ltd.
665,324
0 .9
5,800  Jardine Matheson
Holdings Ltd.
258,717
0 .3
97,100
Link REIT
513,876
0 .7
13,500  Power Assets Holdings
Ltd.
85,369
0 .1
9,500  Sun Hung Kai Properties
Ltd.
102,046
0 .1
39,000  Swire Pacific Ltd. - Class
A
332,220
0 .4
568,000
(1)
WH Group Ltd.
522,422
0 .7
2,871,404
3 .7
India : 17 .2%
1,792
ABB India Ltd.
125,183
0 .2
1,534  Apollo Hospitals
Enterprise Ltd.
123,538
0 .2
21,775
Axis Bank Ltd.
303,812
0 .4
4,071
Bajaj Finance Ltd.
437,377
0 .6
36,327
Bank of Baroda
106,119
0 .1
105,862
Bharat Electronics Ltd.
476,805
0 .6
19,530  Bharat Heavy Electricals
Ltd.
59,426
0 .1
68,741  Bharat Petroleum Corp.
Ltd.
256,225
0 .3
5,313
BSE Ltd.
166,437
0 .2
5,082
Cipla Ltd./India
87,167
0 .1
10,564  Colgate-Palmolive India
Ltd.
303,530
0 .4
2,218
Cummins India Ltd.
84,803
0 .1
26,181
GAIL India Ltd.
58,186
0 .1
10,733
Havells India Ltd.
191,626
0 .2
26,636
HCL Technologies Ltd.
509,850
0 .7
2,166
(1)
HDFC Asset
Management Co. Ltd.
121,182
0 .2
13,923
HDFC Bank Ltd.
317,724
0 .4
4,338
Hero MotoCorp Ltd.
218,585
0 .3
2,337  Hindustan Aeronautics
Ltd.
136,017
0 .2
23,020  Hindustan Petroleum
Corp. Ltd.
110,761
0 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
48,505
ICICI Bank Ltd.
$ 822,719
1 .1
211,907
Indian Oil Corp. Ltd.
352,052
0 .5
3,175
Info Edge India Ltd.
53,028
0 .1
43,383
Infosys Ltd.
792,814
1 .0
13,139  Kalyan Jewellers India
Ltd.
86,174
0 .1
8,122
Larsen & Toubro Ltd.
349,139
0 .4
5,576
(1)
LTIMindtree Ltd.
330,573
0 .4
11,776
Lupin Ltd.
270,047
0 .3
2,865
(1)
Macrotech Developers
Ltd.
47,842
0 .1
9,470
Mphasis Ltd.
283,362
0 .4
5,332
Muthoot Finance Ltd.
138,344
0 .2
215,516
NHPC Ltd.
220,459
0 .3
396,300
NMDC Ltd.
330,551
0 .4
18,695  Oil & Natural Gas Corp.
Ltd.
52,372
0 .1
1,587  Oracle Financial Services
Software Ltd.
157,444
0 .2
1,146
Persistent Systems Ltd.
75,497
0 .1
4,154
PI Industries Ltd.
185,713
0 .2
8,107
Pidilite Industries Ltd.
294,573
0 .4
54,810
Power Finance Corp. Ltd.
260,605
0 .3
157,464  Power Grid Corp. of India
Ltd.
533,972
0 .7
73,372
REC Ltd.
346,039
0 .4
7,512
Reliance Industries Ltd.
124,941
0 .2
49,077
Shriram Finance Ltd.
367,254
0 .5
1,650
Solar Industries India Ltd.
310,775
0 .4
6,167  Sun Pharmaceutical
Industries Ltd.
121,070
0 .2
18,047  Tata Consultancy
Services Ltd.
730,717
0 .9
178,877
Tata Steel Ltd.
337,623
0 .4
21,859
Tech Mahindra Ltd.
402,316
0 .5
88,570
Vedanta Ltd.
451,781
0 .6
2,511
Voltas Ltd.
37,088
0.0
92,766
Wipro Ltd.
271,032
0 .3
13,332,269
17 .2
Indonesia : 0 .5%
1,807,800  Adaro Energy Indonesia
Tbk PT
244,158
0 .3
519,400
Kalbe Farma Tbk PT
48,250
0 .1
705,200  Sumber Alfaria Trijaya
Tbk PT
105,217
0 .1
397,625
0 .5
Malaysia : 2 .3%
329,900
AMMB Holdings Bhd
406,016
0 .5
263,200
Axiata Group Bhd
126,720
0 .2
157,400  CIMB Group Holdings
Bhd
256,395
0 .3
368,400
Genting Bhd
259,740
0 .3
34,600
Hong Leong Bank Bhd
159,208
0 .2
39,000
Malayan Banking Bhd
89,628
0 .1
127,400
Public Bank Bhd
129,048
0 .2
148,600
RHB Bank Bhd
224,589
0 .3
188,800
Sime Darby Bhd
75,346
0 .1
11,800
Tenaga Nasional Bhd
38,820
0 .1
1,765,510
2 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0 .3%
12,504  Fisher & Paykel
Healthcare Corp. Ltd.
$ 272,118
0 .3
Philippines : 0 .2%
17,030  International Container
Terminal Services, Inc.
125,006
0 .2
Singapore : 3 .2%
202,700  CapitaLand Ascendas
REIT
415,985
0 .6
26,900
DBS Group Holdings Ltd.
928,117
1 .2
300,100
Genting Singapore Ltd.
160,087
0 .2
3,000  Oversea-Chinese
Banking Corp. Ltd.
37,680
0 .1
80,900
Sembcorp Industries Ltd.
414,272
0 .5
45,000
Singapore Exchange Ltd.
488,727
0 .6
2,444,868
3 .2
South Korea : 9 .7%
1,158
CJ CheilJedang Corp.
193,938
0 .2
4,022
DB Insurance Co. Ltd.
293,126
0 .4
812  Hana Financial Group,
Inc.
42,706
0 .1
6,009
HD Hyundai Co. Ltd.
485,461
0 .6
373  HD Hyundai Electric Co.
Ltd.
102,126
0 .1
128  HD Hyundai Heavy
Industries Co. Ltd.
37,480
0.0
823  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
188,077
0 .2
1,126
Hyundai Mobis Co. Ltd.
206,414
0 .3
6,274
KB Financial Group, Inc.
472,080
0 .6
6,116
Kia Corp.
395,539
0 .5
15,506  Korea Electric Power
Corp.
339,120
0 .4
4,126  Korea Investment
Holdings Co. Ltd.
322,515
0 .4
13,427
Korean Air Lines Co. Ltd.
218,741
0 .3
1,619
LG Chem Ltd.
231,016
0 .3
2,952
LG Corp.
151,643
0 .2
694
LG Electronics, Inc.
35,694
0.0
21,562
LG Uplus Corp.
199,745
0 .3
5,584  Mirae Asset Securities
Co. Ltd.
62,824
0 .1
2,265
NAVER Corp.
306,927
0 .4
30,844  NH Investment &
Securities Co. Ltd.
384,798
0 .5
38,393  Samsung Electronics Co.
Ltd.
1,557,900
2 .0
942  Samsung Fire & Marine
Insurance Co. Ltd.
275,686
0 .4
1,811  Samsung Life Insurance
Co. Ltd.
129,596
0 .2
1,363
Samsung SDS Co. Ltd.
128,285
0 .2
3,767  Shinhan Financial Group
Co. Ltd.
157,562
0 .2
2,295
SK Hynix, Inc.
338,538
0 .4
989
SK, Inc.
117,108
0 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
8,490  Woori Financial Group,
Inc.
$ 118,468
0 .2
7,493,113
9 .7
Taiwan : 16 .4%
8,000
Accton Technology Corp.
195,213
0 .2
12,000  ASE Technology Holding
Co. Ltd.
54,598
0 .1
135,000
AUO Corp.
57,357
0 .1
218,000
China Airlines Ltd.
159,539
0 .2
262,000
Compal Electronics, Inc.
248,313
0 .3
46,000
Delta Electronics, Inc.
565,266
0 .7
3,000  eMemory Technology,
Inc.
238,595
0 .3
145,000
Eva Airways Corp.
195,900
0 .3
39,000  Far Eastern New Century
Corp.
42,458
0 .1
7,000
Fortune Electric Co. Ltd.
105,008
0 .1
161,000  Hon Hai Precision
Industry Co. Ltd.
819,915
1 .1
4,000  International Games
System Co. Ltd.
111,390
0 .1
14,000
MediaTek, Inc.
574,821
0 .7
22,000  Micro-Star International
Co. Ltd.
103,256
0 .1
3,000
(2)
PharmaEssentia Corp.
49,500
0 .1
28,000  President Chain Store
Corp.
238,438
0 .3
18,000  Realtek Semiconductor
Corp.
320,965
0 .4
65,000  Ruentex Development
Co. Ltd.
64,314
0 .1
232,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
7,419,415
9 .6
77,000  Uni-President Enterprises
Corp.
203,591
0 .3
32,000  United Microelectronics
Corp.
49,271
0 .1
5,000  Voltronic Power
Technology Corp.
222,816
0 .3
57,000
Wistron Corp.
217,222
0 .3
1,000
Wiwynn Corp.
78,674
0 .1
92,000  Zhen Ding Technology
Holding Ltd.
312,230
0 .4
12,648,065
16 .4
Thailand : 1 .7%
10,600  Bumrungrad Hospital
PCL
45,142
0 .1
54,700
CP AXTRA PCL
31,237
0.0
73,400
Kasikornbank PCL
344,275
0 .5
257,900
Krung Thai Bank PCL
174,183
0 .2
180,200
Minor International PCL
136,034
0 .2
62,500  PTT Exploration &
Production PCL
186,234
0 .2
106,300
SCB X PCL
383,639
0 .5
1,300,744
1 .7
United Kingdom : 0 .6%
87,000  CK Hutchison Holdings
Ltd.
486,479
0 .6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 0 .6%
2,994
CSL Ltd.
$ 477,753
0 .6
Total Common Stock
(Cost $61,785,634)
75,461,673
97 .6
EXCHANGE-TRADED FUNDS : 1 .4%
13,793  iShares MSCI All Country
Asia ex Japan ETF
1,068,268
1 .4
Total Exchange-Traded
Funds
(Cost $927,451)
1,068,268
1 .4
Total Long-Term
Investments
(Cost $62,713,085)
76,529,941
99 .0
SHORT-TERM INVESTMENTS : 0 .7%
Mutual Funds : 0 .7%
539,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $539,000) $ 539,000 0 .7
Total Short-Term
Investments
(Cost $539,000)
539,000
0 .7
Total Investments in
Securities
(Cost $63,252,085) $ 77,068,941 99 .7
Assets in Excess of
Other Liabilities 269,051 0 .3
Net Assets $ 77,337,992 100 .0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of May 31, 2025.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25 .7%
Information Technology 24 .2
Consumer Discretionary 10 .2
Industrials 8 .2
Communication Services 7 .8
Materials 5 .7
Health Care 3 .9
Real Estate 3 .5
Utilities 3 .2
Consumer Staples 2 .7
Energy 2 .5
Exchange-Traded Funds 1 .4
Short-Term Investments 0 .7
Assets in Excess of Other Liabilities 0 .3
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 10,123,862 $ — $ 10,123,862
China 1,517,844 20,205,013 — 21,722,857
Hong Kong — 2,871,404 — 2,871,404
India — 13,332,269 — 13,332,269
Indonesia — 397,625 — 397,625
Malaysia — 1,765,510 — 1,765,510
New Zealand — 272,118 — 272,118
Philippines — 125,006 — 125,006
Singapore — 2,444,868 — 2,444,868
South Korea — 7,493,113 — 7,493,113
Taiwan — 12,648,065 — 12,648,065
Thailand — 1,300,744 — 1,300,744
United Kingdom — 486,479 — 486,479
United States — 477,753 — 477,753
Total Common Stock 1,517,844 73,943,829 — 75,461,673
Exchange-Traded Funds 1,068,268 — — 1,068,268
Short-Term Investments 539,000 — — 539,000
Total Investments, at fair value $ 3,125,112 $ 73,943,829 $ — $ 77,068,941
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (113,116) $ — $ (113,116)
Total Liabilities $ — $ (113,116) $ — $ (113,116)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2025, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
JPMorgan Chase
Bank N.A. Call 06/20/25 USD 25.470 58,893 USD 1,520,028 $ 32,998 $ (24,938)
iShares MSCI
Emerging Markets ETF
UBS AG Call 06/20/25 USD 46.260 389,105 USD 17,712,060 280,078 (88,178)
$ 313,076 $ (113,116)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 17,341,530
Gross Unrealized Depreciation (3,524,674)
Net Unrealized Appreciation $ 13,816,856